Equity - Summarised financial information attributable to non-controlling interests - Narrative (Details) - GBP (£) £ in Millions			1 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jul. 01, 2020	Jul. 28, 2019	Oct. 20, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Nov. 06, 2020	Oct. 21, 2020	Jul. 29, 2019	Jun. 30, 2019	Apr. 09, 2019	Aug. 17, 2018
Proportion of ownership interest in subsidiary							100.00%
Ketel One distribution right
Carrying value of distribution rights	£ 1,295				£ 1,295	£ 1,464	£ 1,295				£ 1,418
Serengeti Breweries Limited
Proportion of ownership interest in subsidiary			39.20%	40.20%	47.00%	40.20%
Sichuan Shuijingfang Company Limited
Percentage of purchase of treasury shares							0.02%
Serengeti Breweries Limited | East African Breweries Limited
Percentage of interest acquired								16.70%	13.30%	4.00%
Proportion of ownership interest in subsidiary				40.20%	47.00%
Sichuan Shuijingfang Company Limited
Percentage of interest acquired												3.14%	20.29%
Proportion of ownership interest in subsidiary	63.17%	63.14%